Borrowings and Debentures - Debentures (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
3M LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	0.21%	0.24%